Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2015	$ 416,546	$ (7,117,500)	$ 144,000,767	$ 13,812,095	$ (154,979,095)	$ 24,551,707	$ 9,409,717	$ 30,094,237
Balance, shares at Dec. 31, 2015	40,733,812	(1,402,448)
Common stock issued for warrants exercised (Notes 15 and 18)	$ 8,998		1,109,494					1,118,492
Common stock issued for warrants exercised (Notes 15 and 18), shares	899,795
Reclassification of temporary equity to ordinary shares (Note 18)	$ 1,200		358,800					360,000
Reclassification of temporary equity to ordinary shares (Note 18), shares
Sale of IST DG (Note 4)						(4,400)		(4,400)
Sale of IST DG (Note 4), shares
Exercise of the stock options for consulting services (Note 18)
Net income/loss for the year					(18,170,601)		(353,876)	(18,524,477)
Foreign currency translation (loss) gain						(552,950)	38,244	(514,706)
Employee Stock Incentive- stock option (Note 18)			273,102					273,102
Balance at Dec. 31, 2016	$ 426,744	$ (7,117,500)	145,742,163	13,812,095	(173,149,696)	23,994,357	9,094,085	12,802,248
Balance, shares at Dec. 31, 2016	41,633,607	(1,402,448)
Cancellation of treasury stock(Note 18)	$ (14,024)	$ 7,117,500	(6,999,321)		(104,155)
Cancellation of treasury stock(Note 18), shares	(1,402,448)	1,402,448
Resolution of no par value (Note 18)	$ 123,537,824		(123,537,824)
Resolution of no par value (Note 18), shares
Exercise of the stock options for consulting services (Note 18)								96,000
Stock-based payment for consulting fee (Note 18)			121,903					121,903
Net income/loss for the year					858,605		80,704	939,309
Foreign currency translation (loss) gain						207,409	(40,784)	166,625
Employee Stock Incentive- stock option (Note 18)			487,407					487,407
Balance at Dec. 31, 2017	$ 123,950,544		15,814,328	13,812,095	(172,395,246)	24,201,766	9,134,005	14,517,492
Balance, shares at Dec. 31, 2017	40,231,159
Exercise of the stock options for consulting services (Note 18)	$ 70,268		(23,768)					46,500
Exercise of the stock options for consulting services (Note 18), shares	50,000
Issued common stock as a result of exercising stock options by employees (Note 18)	$ 626,184		(626,184)
Issued common stock as a result of exercising stock options by employees (Note 18), shares	479,004
Issued common stock in connection with the private placement (Note 18)	$ 1,500,000							1,500,000
Issued common stock in connection with the private placement (Note 18), shares	1,000,000
Allocation to reserve				232,174	(232,174)
Stock-based payment for consulting fee (Note 18)			33,899					33,899
Net income/loss for the year					1,691,983		186,803	1,878,786
Foreign currency translation (loss) gain						(983,607)	26,228	(957,379)
Employee Stock Incentive- stock option (Note 18)			584,629					584,629
Balance at Dec. 31, 2018	$ 126,146,996		$ 15,782,904	$ 14,044,269	$ (170,935,437)	$ 23,218,159	$ 9,347,036	$ 17,603,927
Balance, shares at Dec. 31, 2018	41,760,163